FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred and Income Opportunities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2022

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-21293

Registrant Name:  Nuveen Preferred and Income Opportunities Fund

Reporting Period:  07/01/2021 - 06/30/2022

Nuveen Preferred and Income Opportunities Fund

ATHENE HOLDING LTD. Meeting Date: DEC 21, 2021 Record Date: NOV 04, 2021 Meeting Type: SPECIAL
Ticker: ATH Security ID: 04686J309
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	For	For
2	Adjourn Meeting	Management	For	For

ATHENE HOLDING LTD. Meeting Date: DEC 21, 2021 Record Date: NOV 04, 2021 Meeting Type: SPECIAL
Ticker: ATH Security ID: G0684D305
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	For	For
2	Adjourn Meeting	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred and Income Opportunities Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

August 22, 2022